Restructuring Charges - Summary of Restructuring Related Costs Excluding Product Transfers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring related costs	$ 12	$ 32	$ 53
Cost of revenue [Member]
Restructuring related costs	5	13	26
Selling, general and administrative [Member]
Restructuring related costs	8	16	30
Research and development [Member]
Restructuring related costs		3	2
Other income and expenses [Member]
Restructuring related costs	$ (1)		$ (5)